Leases - Supplemental information, operating leases (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in the measurement of operating lease liabilities		€ 3,828	€ 10,468
Net book value of long-lived assets transferred	€ 7,500
Termination, January 1 2021
Lessee, Lease, Description [Line Items]
Accrued penalty	€ 6,700